CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 7,724	$ 4,005	$ 3,435
Items will be reclassified subsequently to profit or loss
Currency translation adjustments (no effect on Income Tax)	392	288	245
Subsidiaries' NDF effects classified as hedges (Note 20)	7	(9)	8
Items will not be reclassified subsequently to profit or loss
Actuarial results (Notes 3. m and 16)	6	(24)	7
Tax effect	(2)	8	(3)
Other components of the comprehensive income, net of tax	403	263	257
Total comprehensive income for the year	8,127	4,268	3,692
Attributable to:
Telecom Argentina (Controlling Company)	7,904	4,142	3,580
Non-controlling interest	$ 223	$ 126	$ 112